Shareholder Report, Line Graph (Details) 190367_AAM Low Duration Preferred and Income Securities ETF_TF_TSR SemiAnnual {TF} - USD ($)								6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 19, 2019	Apr. 30, 2026
AAM Low Duration Preferred and Income Securities ETF
Account Value [Line Items]
Line Graph and Table Measure Name								AAM Low Duration Preferred and Income Securities ETF NAV
Accumulated Value	$ 11,199	$ 11,202	$ 9,908	$ 9,591	$ 11,117	$ 10,098	$ 10,000	$ 11,458
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,522	9,911	8,966	8,934	10,595	10,646	10,000	$ 10,578
ICE 0-5 Year Duration Preferred & Hybrid Securities Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE 0-5 Year Duration Preferred & Hybrid Securities Total Return Index
Accumulated Value	$ 14,278	$ 13,338	$ 11,169	$ 10,298	$ 11,439	$ 10,272	$ 10,000	$ 14,631